UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3583

Fidelity Mt. Vernon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2006

Item 1. Reports to Stockholders

Fidelity® Aggressive Growth Fund

Semiannual Report May 31, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	5	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	6	A complete list of the fund’s investments
		with their market values.
Financial Statements	14	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	18	Notes to the financial statements.
Proxy Voting Results	24
Board Approval of	25
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Com panies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	December 1, 2005
	December 1, 2005	May 31, 2006	to May 31, 2006
Actual	$ 1,000.00	$ 1,004.00	$ 4.00
Hypothetical (5% return per year
before expenses)	$ 1,000.00	$ 1,020.94	$ 4.03

* Expenses are equal to the Fund’s annualized expense ratio of .80%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one half year period).

Semiannual Report

4

Investment Changes

Top Ten Stocks as of May 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
St. Jude Medical, Inc.	3.2	3.3
Allergan, Inc.	3.0	1.3
IntercontinentalExchange, Inc.	2.3	0.5
Ventana Medical Systems, Inc.	2.1	1.4
Monsanto Co.	2.1	2.0
Comverse Technology, Inc.	2.0	1.5
Chicago Mercantile Exchange Holdings, Inc.
Class A	2.0	0.0
Broadcom Corp. Class A	2.0	0.0
Potash Corp. of Saskatchewan, Inc.	2.0	2.5
Humana, Inc.	1.8	1.5
	22.5
Top Five Market Sectors as of May 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Health Care	28.4	31.5
Information Technology	27.7	20.2
Industrials	11.5	7.3
Energy	10.5	11.3
Consumer Discretionary	7.2	15.3

5 Semiannual Report

Investments May 31, 2006 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 100.0%
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – 7.2%
Hotels, Restaurants & Leisure 2.0%
Penn National Gaming, Inc. (a)	1,031,239	$ 39,631
Starwood Hotels & Resorts Worldwide, Inc.	633,500	38,707
		78,338
Household Durables – 1.1%
Harman International Industries, Inc.	485,772	41,159
Internet & Catalog Retail 1.0%
Coldwater Creek, Inc. (a)	1,585,200	40,740
Media – 1.1%
Focus Media Holding Ltd. ADR	658,100	41,572
Specialty Retail – 2.0%
Abercrombie & Fitch Co. Class A	690,000	39,917
Urban Outfitters, Inc. (a)	2,042,100	37,922
Williams Sonoma, Inc.	24,600	889
		78,728

TOTAL CONSUMER DISCRETIONARY		280,537

CONSUMER STAPLES 0.0%
Beverages – 0.0%
Coca-Cola Enterprises, Inc.	97,600	1,919

ENERGY 10.5%
Energy Equipment & Services – 1.2%
FMC Technologies, Inc. (a)	590,800	39,430
W-H Energy Services, Inc. (a)	179,900	10,136
		49,566
Oil, Gas & Consumable Fuels – 9.3%
Arch Coal, Inc.	782,800	37,856
Chesapeake Energy Corp.	1,367,900	41,844
CONSOL Energy, Inc.	467,900	41,292
EOG Resources, Inc.	577,200	37,899
Peabody Energy Corp.	891,500	55,576
Quicksilver Resources, Inc. (a)	731,900	25,668
Range Resources Corp.	1,585,500	41,064

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 6

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Ultra Petroleum Corp. (a)	684,100	$ 39,370
XTO Energy, Inc.	985,200	40,610
		361,179

TOTAL ENERGY		410,745

FINANCIALS – 6.7%
Capital Markets 2.2%
Daiwa Securities Group, Inc.	1,717,000	21,273
Greenhill & Co., Inc.	197,000	11,702
Indiabulls Financial Services Ltd.	2,105,324	13,519
Indiabulls Financial Services Ltd. GDR (f)	1,245,356	7,986
Jefferies Group, Inc.	353,400	10,333
Nikko Cordial Corp.	1,329,500	19,544
		84,357
Diversified Financial Services – 4.3%
Chicago Mercantile Exchange Holdings, Inc. Class A	177,400	78,287
IntercontinentalExchange, Inc.	1,594,812	88,831
		167,118
Real Estate Investment Trusts 0.2%
Host Hotels & Resorts, Inc.	418,255	8,394

TOTAL FINANCIALS		259,869

HEALTH CARE – 28.4%
Biotechnology – 3.9%
Alnylam Pharmaceuticals, Inc. (a)(e)	1,926,932	28,499
Celgene Corp. (a)	979,200	40,588
PDL BioPharma, Inc. (a)	2,081,400	42,148
Telik, Inc. (a)(d)	1,417,200	22,647
Theravance, Inc. (a)	750,800	17,959
		151,841
Health Care Equipment & Supplies – 12.7%
Advanced Medical Optics, Inc. (a)	1,340,600	60,756
American Medical Systems Holdings, Inc. (a)	3,101,720	61,321
Cyberonics, Inc. (a)(d)(e)	2,506,400	62,635
Cytyc Corp. (a)	790,835	20,783
Mentor Corp.	1,130,900	45,677
NeuroMetrix, Inc. (a)(e)	674,713	19,661

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – continued
Health Care Equipment & Supplies – continued
Northstar Neuroscience, Inc.	653,300	$ 8,924
NuVasive, Inc. (a)(e)	2,524,040	41,470
Palomar Medical Technologies, Inc. (a)	295,519	13,189
Somanetics Corp. (a)(e)	920,300	14,403
St. Jude Medical, Inc. (a)	3,582,200	122,154
Varian Medical Systems, Inc. (a)	443,200	20,786
		491,759
Health Care Providers & Services – 2.0%
Humana, Inc. (a)	1,354,400	68,573
Sierra Health Services, Inc. (a)	240,550	9,911
		78,484
Health Care Technology – 1.1%
Eclipsys Corp. (a)	639,760	12,437
Merge Technologies, Inc. (a)(d)(e)	2,279,325	28,970
		41,407
Life Sciences Tools & Services – 2.1%
Ventana Medical Systems, Inc. (a)	1,748,077	82,964
Pharmaceuticals – 6.6%
Allergan, Inc.	1,246,606	118,203
Elan Corp. PLC sponsored ADR (a)(d)	2,139,300	40,240
Medicis Pharmaceutical Corp. Class A (d)	1,958,100	58,391
Sepracor, Inc. (a)	787,900	40,790
		257,624

TOTAL HEALTH CARE		1,104,079

INDUSTRIALS – 11.5%
Aerospace & Defense – 1.0%
Ceradyne, Inc. (a)(d)	914,002	39,914
Air Freight & Logistics – 1.0%
UTI Worldwide, Inc.	1,452,424	39,550
Commercial Services & Supplies – 0.8%
Monster Worldwide, Inc. (a)	590,225	28,844
Construction & Engineering – 2.0%
Infrasource Services, Inc. (a)(e)	2,099,600	38,633
Quanta Services, Inc. (a)(d)	2,350,300	39,132
		77,765

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Electrical Equipment – 4.6%
AMETEK, Inc.	847,300	$ 38,662
Energy Conversion Devices, Inc. (a)	1,477,435	58,728
Rockwell Automation, Inc.	597,500	40,797
Suntech Power Holdings Co. Ltd. sponsored ADR	1,456,200	41,036
		179,223
Industrial Conglomerates – 1.0%
McDermott International, Inc. (a)	591,000	38,776
Machinery – 1.0%
Deere & Co.	454,700	38,922
Marine – 0.1%
Diana Shipping, Inc. (d)	390,400	4,283

TOTAL INDUSTRIALS		447,277

INFORMATION TECHNOLOGY – 27.7%
Communications Equipment – 3.4%
ADC Telecommunications, Inc. (a)	2,003,900	35,910
Comverse Technology, Inc. (a)	3,491,862	78,637
Foundry Networks, Inc. (a)	1,477,700	19,003
		133,550
Internet Software & Services – 2.1%
Bankrate, Inc. (a)(e)	919,100	41,865
VeriSign, Inc. (a)	1,785,200	40,078
		81,943
IT Services – 1.0%
Paychex, Inc.	1,083,600	39,779
Semiconductors & Semiconductor Equipment – 10.7%
Altera Corp. (a)	2,047,982	40,059
ARM Holdings PLC sponsored ADR	5,952,600	39,287
ASML Holding NV (NY Shares) (a)	2,884,800	58,677
Broadcom Corp. Class A (a)	2,265,800	76,607
Marvell Technology Group Ltd. (a)	770,965	36,752
Microchip Technology, Inc.	1,130,463	38,775
PMC-Sierra, Inc. (a)	4,071,472	39,249
Renewable Energy Corp. AS	3,085,650	47,449
Xilinx, Inc.	1,485,900	38,633
		415,488

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Software 10.5%
Activision, Inc. (a)	3,170,033	$ 41,432
Adobe Systems, Inc. (a)	1,414,300	40,491
Autodesk, Inc. (a)	1,034,900	37,660
BEA Systems, Inc. (a)	3,024,500	41,012
Cognos, Inc. (a)	1,247,400	38,219
Hyperion Solutions Corp. (a)	1,320,016	37,898
Informatica Corp. (a)	1,450,800	20,398
NAVTEQ Corp. (a)	985,700	41,153
Nintendo Co. Ltd.	237,200	40,223
Quality Systems, Inc. (d)	861,700	28,626
Wind River Systems, Inc. (a)	4,194,881	39,642
		406,754

TOTAL INFORMATION TECHNOLOGY		1,077,514

MATERIALS 6.0%
Chemicals – 6.0%
Agrium, Inc.	1,520,100	37,255
Monsanto Co.	959,500	80,752
Mosaic Co. (a)(d)	2,462,000	38,309
Potash Corp. of Saskatchewan, Inc.	838,922	76,541
		232,857

TELECOMMUNICATION SERVICES – 1.0%
Wireless Telecommunication Services – 1.0%
American Tower Corp. Class A (a)	1,244,000	38,527

UTILITIES – 1.0%
Independent Power Producers & Energy Traders – 1.0%
Ormat Technologies, Inc.	1,077,904	40,173
TOTAL COMMON STOCKS
(Cost $4,076,843)		3,893,497

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Convertible Preferred Stocks 0.0%
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – 0.0%
Communications Equipment – 0.0%
Chorum Technologies, Inc. Series E (a)(g)	96,800	$ 0
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,452)		0
Money Market Funds 4.8%
Fidelity Cash Central Fund, 5.03% (b)	39,459,272	39,459
Fidelity Securities Lending Cash Central Fund,
5.09% (b)(c)	147,040,450	147,040
TOTAL MONEY MARKET FUNDS
(Cost $186,499)		186,499
TOTAL INVESTMENT PORTFOLIO 104.8%
(Cost $4,264,794)		4,079,996

NET OTHER ASSETS – (4.8)%		(188,461)
NET ASSETS 100%		$ 3,891,535

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Security or a portion of the security is on
loan at period end.

(e) Affiliated company

(f) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $7,986,000 or
0.2% of net assets.

(g) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $0 or 0.0% of
net assets.

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Chorum
Technologies, Inc.
Series E	9/19/00	$ 1,452

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$ 954
Fidelity Securities Lending Cash Central Fund	620
Total	$ 1,574

Other Affiliated Issuers

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

	Value,
Affiliates	beginning of		Sales	Dividend	Value, end of
(Amounts in thousands)	period	Purchases	Proceeds	Income	period
Alnylam
Pharmaceuticals, Inc.	$ 20,009	$ 4,614	$ —	$ —	$ 28,499
American Medical
Systems Holdings,
Inc.	87,111	4,222	39,243	—	—
Bankrate, Inc.	—	42,506	—	—	41,865
Cyberonics, Inc.	70,706	—	—	—	62,635
Infrasource Services,
Inc.	—	44,527	8,389	—	38,633
Ixia	51,450	8,245	53,931	—	—
Martek Biosciences	45,273	16,377	78,269	—	—
Medicis Pharmaceutical
Corp. Class A	45,673	91,350	74,253	160	—
Merge Technologies,
Inc.	—	38,463	—	—	28,970
NeuroMetrix, Inc.	21,797	756	1,818	—	19,661
NuVasive, Inc.	37,954	5,499	—	—	41,470
Somanetics Corp.	—	19,775	—	—	14,403
Total	$ 379,973	$ 276,334	$ 255,903	$ 160	$ 276,136

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Other Information

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	82.5%
Canada	4.9%
Japan	2.0%
Netherlands	1.5%
Norway	1.2%
China	1.1%
Cayman Islands	1.1%
Ireland	1.0%
British Virgin Islands	1.0%
United Kingdom	1.0%
Panama	1.0%
Bermuda	1.0%
Others (individually less than 1%) .	0.7%
100.0%

Income Tax Information

At November 30, 2005, the fund had a capital loss carryforward of approximately $12,112,847,000 of which $6,985,367,000, $3,237,199,000 and $1,890,281,000 will expire on November 30, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $144,441) See accompanying schedule:
Unaffiliated issuers (cost $3,747,954)	$ 3,617,361
Affiliated Central Funds (cost $186,499)	186,499
Other affiliated issuers (cost $330,341)	276,136
Total Investments (cost $4,264,794)		$ 4,079,996
Cash		740
Receivable for investments sold		56,428
Receivable for fund shares sold		2,239
Dividends receivable		1,889
Interest receivable		140
Prepaid expenses		11
Other affiliated receivables		54
Other receivables		153
Total assets		4,141,650

Liabilities
Payable for investments purchased	$ 89,308
Payable for fund shares redeemed	10,352
Accrued management fee	1,316
Other affiliated payables	1,334
Other payables and accrued expenses	765
Collateral on securities loaned, at value	147,040
Total liabilities		250,115

Net Assets		$ 3,891,535
Net Assets consist of:
Paid in capital		$ 15,780,141
Undistributed net investment income		4,151
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		(11,707,787)
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		(184,970)
Net Assets, for 221,765 shares outstanding		$ 3,891,535
Net Asset Value, offering price and redemption price per
share ($3,891,535 ÷ 221,765 shares)		$ 17.55

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 14

Statement of Operations
Amounts in thousands	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends (including $160 received from other affiliated
issuers)		$ 9,009
Special dividends		10,258
Interest		54
Income from affiliated Central Funds		1,574
Total income		20,895

Expenses
Management fee
Basic fee	$ 13,346
Performance adjustment	(4,724)
Transfer agent fees	6,958
Accounting and security lending fees	520
Independent trustees’ compensation	9
Appreciation in deferred trustee compensation account	5
Custodian fees and expenses	80
Registration fees	23
Audit	43
Legal	42
Interest	8
Reports to shareholders	879
Miscellaneous	25
Total expenses before reductions	17,214
Expense reductions	(578)	16,636

Net investment income (loss)		4,259
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	406,506
Other affiliated issuers	3,578
Foreign currency transactions	402
Total net realized gain (loss)		410,486
Change in net unrealized appreciation (depreciation) on:
Investment securities (net of increase in deferred for-
eign taxes of $221)	(374,037)
Assets and liabilities in foreign currencies	49
Total change in net unrealized appreciation
(depreciation)		(373,988)
Net gain (loss)		36,498
Net increase (decrease) in net assets resulting from
operations		$ 40,757

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	May 31, 2006	November 30,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,259	$ (5,210)
Net realized gain (loss)	410,486	837,776
Change in net unrealized appreciation (depreciation) .	(373,988)	(432,568)
Net increase (decrease) in net assets resulting
from operations	40,757	399,998
Share transactions
Proceeds from sales of shares	251,620	536,260
Cost of shares redeemed	(735,547)	(1,573,618)
Net increase (decrease) in net assets resulting from
share transactions	(483,927)	(1,037,358)
Redemption fees	224	646
Total increase (decrease) in net assets	(442,946)	(636,714)

Net Assets
Beginning of period	4,334,481	4,971,195
End of period (including undistributed net investment
income of $4,151 and accumulated net investment
loss of $108, respectively)	$ 3,891,535	$ 4,334,481

Other Information
Shares
Sold	13,593	33,073
Redeemed	(39,805)	(96,778)
Net increase (decrease)	(26,212)	(63,705)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Financial Highlights
	Six months ended
	May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 17.48	$ 15.95	$ 14.65	$ 12.17	$ 18.99	$ 40.13
Income from Investment
Operations
Net investment
income (loss)D	.02E	(.02)F	(.05)	(.01)	(.05)	(.17)
Net realized and un
realized gain (loss)	.05	1.55	1.35	2.49	(6.77)	(14.72)
Total from investment
operations	.07	1.53	1.30	2.48	(6.82)	(14.89)
Distributions from net
realized gain	—	—	—	—	—	(6.26)
Redemption fees added
to paid in capitalD	—H	—H	—H	—H	—H	.01
Net asset value, end of
period	$ 17.55	$ 17.48	$ 15.95	$ 14.65	$ 12.17	$ 18.99
Total ReturnB,C	40%	9.59%	8.87%	20.38%	(35.91)%	(44.42)%
Ratios to Average Net AssetsG
Expenses before
reductions	.80%A	.79%	.83%	.68%	.65%	.97%
Expenses net of fee
waivers, if any	.80%A	.79%	.83%	.68%	.65%	.97%
Expenses net of all
reductions	.77%A	.70%	.78%	.59%	.55%	.92%
Net investment
income (loss)	.20%A,E	(.12)%F	(.36)%	(.05)%	(.39)%	(.64)%
Supplemental Data
Net assets, end of
period (in millions)	$ 3,892	$ 4,334	$ 4,971	$ 5,233	$ 4,495	$ 7,442
Portfolio turnover rate	167%A	192%	84%	176%	114%	118%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.28)%.
F Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.18)%.
G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Aggressive Growth Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

18

1. Significant Accounting Policies continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non recurring dividends recognized by the fund are presented separately on the Statement of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

19 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 239,429
Unrealized depreciation	(432,327)
Net unrealized appreciation (depreciation)	$ (192,898)
Cost for federal income tax purposes	$ 4,272,894

Short Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest).

Semiannual Report

20

2. Operating Policies continued

Repurchase Agreements continued

In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $3,534,771 and $3,912,521, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of .20% of the fund’s average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund’s relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .62% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .32% of average net assets.

21 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates continued

Accounting and Security Lending Fees. FSC maintains the fund’s accounting re cords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $90 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	Average Daily Loan	Weighted Average
Borrower or Lender	Balance	Interest Rate	Interest Expense
Borrower	$ 20,437	4.44%	$ 8

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $7 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Semiannual Report

22

6. Security Lending continued

determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $620.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $448 for the period. In addition, through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $1 and $129, respectively.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

23 Semiannual Report

Proxy Voting Results

A special meeting of the fund’s shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	16,883,349,710.00	95.103
Withheld	869,334,786.06	4.897
TOTAL	17,752,684,496.06	100.000
Albert R. Gamper, Jr.
Affirmative	16,869,065,718.16	95.023
Withheld	883,618,777.90	4.977
TOTAL	17,752,684,496.06	100.000
Robert M. Gates
Affirmative	16,726,660,786.27	94.220
Withheld	1,026,023,709.79	5.780
TOTAL	17,752,684,496.06	100.000
George H. Heilmeier
Affirmative	16,857,479,441.40	94.957
Withheld	895,205,054.66	5.043
TOTAL	17,752,684,496.06	100.000
Abigail P. Johnson
Affirmative	16,800,825,560.08	94.638
Withheld	951,858,935.98	5.362
TOTAL	17,752,684,496.06	100.000
Edward C. Johnson 3d
Affirmative	16,661,581,676.04	93.854
Withheld	1,091,102,820.02	6.146
TOTAL	17,752,684,496.06	100.000
Stephen P. Jonas
Affirmative	16,863,427,004.66	94.991
Withheld	889,257,491.40	5.009
TOTAL	17,752,684,496.06	100.000

Marie L. Knowles
Affirmative	16,867,577,907.48	95.014
Withheld	885,106,588.58	4.986
TOTAL	17,752,684,496.06	100.000
Ned C. Lautenbach
Affirmative	16,879,375,270.51	95.081
Withheld	873,309,225.55	4.919
TOTAL	17,752,684,496.06	100.000
William O. McCoy
Affirmative	16,715,727,949.24	94.159
Withheld	1,036,956,546.82	5.841
TOTAL	17,752,684,496.06	100.000
Robert L. Reynolds
Affirmative	16,870,024,631.93	95.028
Withheld	882,659,864.13	4.972
TOTAL	17,752,684,496.06	100.000
Cornelia M. Small
Affirmative	16,872,454,042.41	95.042
Withheld	880,230,453.65	4.958
TOTAL	17,752,684,496.06	100.000
William S. Stavropoulos
Affirmative	16,721,030,252.89	94.189
Withheld	1,031,654,243.17	5.811
TOTAL	17,752,684,496.06	100.000
Kenneth L. Wolfe
Affirmative	16,858,363,618.14	94.962
Withheld	894,320,877.92	5.038
TOTAL	17,752,684,496.06	100.000

A Denotes trust-wide proposal and voting results.

Semiannual Report 24

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Aggressive Growth Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

25 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees continued

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

Semiannual Report

26

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

27 Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
15445 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1220 Roseville Parkway
Roseville, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
11943 El Camino Real
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
1200 Wilshire Boulevard
Santa Monica, CA
21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 Westview Road
Lone Tree, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
400 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
4671 Town Center Parkway
Jacksonville, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3501 PGA Boulevard
Palm Beach Gardens, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1572 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
238 Main Street
Cambridge, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Semiannual Report 28

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
1524 South Lindbergh Blvd.
St. Louis, MO

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Broad Street
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
980 Madison Avenue
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY

2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY
799 Central Park Avenue
Scarsdale, NY

North Carolina
4611 Sharon Road
Charlotte, NC
7011 Fayetteville Road
Durham, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
7493 SW Bridgeport Road
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6560 Fannin Street
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
279 West South Temple
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

29 Semiannual Report

29

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

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Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

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Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report 30

31 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International Investment
Advisors
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions and
Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

FEG USAN-0706 1.786808.103

Fidelity® Growth Company Fund

Semiannual Report May 31, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	5	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	6	A complete list of the fund’s investments
		with their market values.
Financial Statements	21	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	25	Notes to the financial statements.
Proxy Voting Results	31
Board Approval of	32
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Stud ies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	December 1, 2005
	December 1, 2005	May 31, 2006	to May 31, 2006
Actual	$ 1,000.00	$ 1,021.00	$ 4.89
Hypothetical (5% return per year
before expenses)	$ 1,000.00	$ 1,020.09	$ 4.89

* Expenses are equal to the Fund’s annualized expense ratio of .97%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one half year period).

Semiannual Report

4

Investment Changes

Top Ten Stocks as of May 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Celgene Corp.	5.1	3.9
Google, Inc. Class A (sub. vtg.)	4.8	5.0
Network Appliance, Inc.	2.8	2.3
Apple Computer, Inc.	2.1	3.8
Monsanto Co.	2.0	2.2
Sepracor, Inc.	1.9	2.2
QUALCOMM, Inc.	1.8	2.0
Red Hat, Inc.	1.7	1.6
Wal Mart Stores, Inc.	1.6	0.6
Elan Corp. PLC sponsored ADR	1.4	0.1
	25.2
Top Five Market Sectors as of May 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Information Technology	32.3	34.0
Health Care	28.1	31.5
Industrials	9.1	7.3
Consumer Staples	9.1	7.5
Energy	6.5	4.9

5 Semiannual Report

Investments May 31, 2006 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 99.4%
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – 5.7%
Automobiles – 0.1%
General Motors Corp.	750,000	$ 20,198
Hotels, Restaurants & Leisure 0.6%
Burger King Holdings, Inc.	760,900	14,229
McDonald’s Corp.	65,000	2,156
Starbucks Corp. (a)	3,218,400	114,736
The Cheesecake Factory, Inc. (a)	1,045,977	30,605
Tim Hortons, Inc.	214,200	5,666
		167,392
Household Durables – 0.1%
LG Electronics, Inc.	350,000	25,307
Sealy Corp., Inc.	289,100	3,796
Tupperware Brands Corp.	50,000	1,029
		30,132
Internet & Catalog Retail 0.4%
Amazon.com, Inc. (a)	355,000	12,287
Liberty Media Holding Corp. – Interactive Series A (a)	1,338,831	24,045
Stamps.com, Inc. (a)(e)	2,328,925	69,844
		106,176
Media – 1.6%
CBS Corp. Class B	865,988	22,438
Comcast Corp.:
Class A (a)	2,075,000	66,670
Class A (special) (a)	200,000	6,400
Discovery Holding Co. Class A (a)	85,532	1,186
DreamWorks Animation SKG, Inc. Class A (a)	542,400	14,075
Liberty Global, Inc. Class A	42,766	981
Liberty Media Holding Corp. – Capital Series A (a)	717,766	57,113
News Corp. Class A	2,300,000	43,861
The Walt Disney Co.	3,134,500	95,602
Time Warner, Inc.	3,476,950	59,838
TiVo, Inc. (a)(d)(e)	8,571,659	54,259
Viacom, Inc. Class B (non-vtg.) (a)	420,988	15,892
		438,315
Multiline Retail – 0.4%
Federated Department Stores, Inc.	150,000	10,925
Kohl’s Corp. (a)	100,000	5,369
Target Corp.	1,915,000	93,682
		109,976

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 6

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – continued
Specialty Retail – 2.0%
Bed Bath & Beyond, Inc. (a)	349,200	$ 12,281
Best Buy Co., Inc.	1,572,500	83,343
Gap, Inc.	57,825	1,052
Guitar Center, Inc. (a)	343,900	16,559
Home Depot, Inc.	5,331,150	203,223
Lowe’s Companies, Inc.	1,745,400	108,704
Office Depot, Inc. (a)	770,000	32,009
Staples, Inc.	5,120,602	120,283
		577,454
Textiles, Apparel & Luxury Goods – 0.5%
Coach, Inc. (a)	1,247,200	36,269
NIKE, Inc. Class B	1,127,000	90,509
Under Armour, Inc. Class A (sub. vtg.) (d)	682,700	24,372
		151,150

TOTAL CONSUMER DISCRETIONARY		1,600,793

CONSUMER STAPLES 9.1%
Beverages – 2.0%
PepsiCo, Inc.	5,576,640	337,164
The Coca-Cola Co.	5,297,500	233,249
		570,413
Food & Staples Retailing – 2.7%
Costco Wholesale Corp.	1,790,800	94,787
CVS Corp.	3,137,780	87,544
Sysco Corp.	308,200	9,425
Wal-Mart Stores, Inc.	9,025,300	437,276
Walgreen Co.	1,835,000	74,501
Whole Foods Market, Inc.	1,015,000	65,975
		769,508
Food Products 1.8%
Archer-Daniels Midland Co.	5,895,000	245,055
Campbell Soup Co.	1,305,000	45,923
Dean Foods Co. (a)	326,280	11,648
General Mills, Inc.	237,800	12,339
Hershey Co.	320,000	18,211
Kellogg Co.	1,350,000	63,585
McCormick & Co., Inc. (non-vtg.)	1,225,000	42,201

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER STAPLES – continued
Food Products – continued
TreeHouse Foods, Inc. (a)	360,256	$ 9,003
Wm. Wrigley Jr. Co.	1,025,000	46,863
		494,828
Household Products – 2.0%
Clorox Co. (d)	385,000	24,328
Colgate-Palmolive Co.	2,295,000	138,480
Kimberly Clark Corp.	881,600	53,487
Procter & Gamble Co.	6,271,183	340,212
		556,507
Personal Products 0.2%
Avon Products, Inc.	1,980,000	62,766
Tobacco 0.4%
Altria Group, Inc.	1,590,380	115,064

TOTAL CONSUMER STAPLES		2,569,086

ENERGY 6.5%
Energy Equipment & Services – 2.9%
Baker Hughes, Inc.	2,532,500	218,555
Diamond Offshore Drilling, Inc.	827,900	70,984
Schlumberger Ltd. (NY Shares)	3,529,000	231,397
Weatherford International Ltd. (a)	5,680,240	295,600
		816,536
Oil, Gas & Consumable Fuels – 3.6%
Anadarko Petroleum Corp	1,570,000	77,982
Apache Corp.	645,000	41,848
ConocoPhillips	1,553,810	98,341
Devon Energy Corp.	2,040,000	117,014
EnCana Corp.	2,465,000	124,364
EOG Resources, Inc.	1,120,000	73,539
Hess Corp.	2,270,000	340,500
Massey Energy Co.	1,841,950	68,742
Noble Energy, Inc.	850,000	36,941
Sasol Ltd. sponsored ADR	1,310,000	50,265
		1,029,536

TOTAL ENERGY		1,846,072

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – 5.5%
Capital Markets 2.5%
Ameriprise Financial, Inc.	8,120,809	$ 371,689
Charles Schwab Corp.	5,651,475	94,154
KKR Private Equity Investors, L.P. Restricted Depositary Units (f)	2,000,000	48,140
Merrill Lynch & Co., Inc.	605,000	43,808
Nomura Holdings, Inc.	6,199,300	122,126
State Street Corp.	510,000	31,671
		711,588
Commercial Banks – 1.0%
Bank of China Ltd. (H Shares)	21,831,000	8,301
Commerce Bancorp, Inc., New Jersey (d)	3,845,000	151,070
Synovus Financial Corp.	1,011,900	26,623
Wells Fargo & Co.	1,460,000	96,900
		282,894
Consumer Finance – 0.8%
American Express Co.	3,652,548	198,553
SLM Corp.	500,000	26,880
		225,433
Diversified Financial Services – 0.5%
Bank of America Corp.	2,280,000	110,352
Citigroup, Inc.	310,197	15,293
		125,645
Insurance – 0.4%
American International Group, Inc.	1,588,750	96,596
Prudential Financial, Inc.	233,000	17,743
		114,339
Thrifts & Mortgage Finance – 0.3%
Fannie Mae	1,609,300	80,063

TOTAL FINANCIALS		1,539,962

HEALTH CARE – 28.0%
Biotechnology – 12.2%
Acadia Pharmaceuticals, Inc. (a)(e)	2,920,000	30,251
Alexion Pharmaceuticals, Inc. (a)(e)	3,138,326	102,027
Alkermes, Inc. (a)(e)	9,110,790	180,576
Amgen, Inc. (a)	1,477,605	99,871
Amylin Pharmaceuticals, Inc. (a)(d)	3,449,700	156,789
Biogen Idec, Inc. (a)	244,164	11,385

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – continued
Biotechnology – continued
BioMarin Pharmaceutical, Inc. (a)(e)	8,374,793	$ 108,789
Celgene Corp. (a)(e)	34,421,744	1,426,774
Crucell NV sponsored ADR (a)(d)	1,395,000	32,085
CV Therapeutics, Inc. (a)(d)(e)	4,472,000	74,504
DOV Pharmaceutical, Inc. (a)(d)(e)	2,326,400	7,189
Genentech, Inc. (a)	865,800	71,827
Genzyme Corp. (a)	215,000	12,793
Gilead Sciences, Inc. (a)	850,000	48,731
Human Genome Sciences, Inc. (a)(e)	8,950,010	98,092
Immunomedics, Inc. (a)(d)(e)	4,987,700	13,866
Medarex, Inc. (a)	3,314,720	34,009
MedImmune, Inc. (a)	6,372,800	202,782
Millennium Pharmaceuticals, Inc. (a)	25,000	214
Momenta Pharmaceuticals, Inc. (a)(d)(e)	3,035,500	43,226
Myriad Genetics, Inc. (a)	560,000	14,622
PDL BioPharma, Inc. (a)(e)	7,893,727	159,848
Regeneron Pharmaceuticals, Inc. (a)(e)	5,453,200	70,564
Rigel Pharmaceuticals, Inc. (a)	1,240,000	12,189
Seattle Genetics, Inc. (a)(e)	4,973,417	20,640
Sunesis Pharmaceuticals, Inc. (d)(e)	1,730,000	10,847
Threshold Pharmaceuticals, Inc. (a)(e)	3,733,757	15,308
Vertex Pharmaceuticals, Inc. (a)(e)	10,723,887	369,974
Zymogenetics, Inc. (a)	281,800	4,861
		3,434,633
Health Care Equipment & Supplies – 1.8%
Alcon, Inc.	245,000	26,480
Align Technology, Inc. (a)	295,000	2,180
Boston Scientific Corp. (a)	1,263,000	26,119
Foxhollow Technologies, Inc. (a)(d)	706,300	18,371
Gen-Probe, Inc. (a)(e)	3,564,952	192,507
Given Imaging Ltd. (a)	35,000	608
Hospira, Inc. (a)	2,111,520	94,617
Medtronic, Inc. (d)	539,964	27,263
St. Jude Medical, Inc. (a)	834,200	28,446
Thoratec Corp. (a)(e)	5,231,865	74,136
Zimmer Holdings, Inc. (a)	205,970	12,471
		503,198
Health Care Providers & Services – 1.6%
Cardinal Health, Inc.	1,315,000	87,987

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – continued
Health Care Providers & Services – continued
HCA, Inc.	470,000	$ 20,892
Laboratory Corp. of America Holdings (a)	475,000	28,196
McKesson Corp.	1,485,000	73,508
Medco Health Solutions, Inc. (a)	1,006,360	54,243
Quest Diagnostics, Inc.	620,000	34,559
UnitedHealth Group, Inc.	3,651,400	160,516
		459,901
Health Care Technology – 1.5%
Cerner Corp. (a)(e)	4,483,520	170,284
Eclipsys Corp. (a)	910,000	17,690
Emdeon Corp. (a)(e)	17,379,200	201,773
WebMD Health Corp. Class A (d)(e)	545,200	21,399
		411,146
Life Sciences Tools & Services – 3.0%
Affymetrix, Inc. (a)(e)	6,683,890	183,874
Applera Corp.:
– Applied Biosystems Group	160,100	4,739
– Celera Genomics Group (a)	7,849,848	87,918
Caliper Life Sciences, Inc. (a)	1,040,000	5,346
Dionex Corp. (a)	908,000	48,905
Exelixis, Inc. (a)(e)	8,392,500	91,059
Millipore Corp. (a)(e)	3,510,000	243,594
Ventana Medical Systems, Inc. (a)(e)	3,612,041	171,427
		836,862
Pharmaceuticals – 7.9%
Abbott Laboratories	3,000,200	128,109
Allergan, Inc.	500,000	47,410
Atherogenics, Inc. (a)(d)(e)	3,455,000	45,917
Barr Pharmaceuticals, Inc. (a)	5,175	273
Bristol-Myers Squibb Co.	1,609,700	39,518
Dr. Reddy’s Laboratories Ltd. sponsored ADR (d)	840,000	24,360
Elan Corp. PLC sponsored ADR (a)	21,405,000	402,628
Eli Lilly & Co.	1,580,000	81,591
Forest Laboratories, Inc. (a)	1,105,000	41,415
Johnson & Johnson	6,638,300	399,758
Kos Pharmaceuticals, Inc. (a)	250,000	10,728
Merck & Co., Inc.	1,759,300	58,567
Mylan Laboratories, Inc.	2,465,000	51,543
Pfizer, Inc.	7,151,000	169,193

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – continued
Pharmaceuticals – continued
Sanofi-Aventis sponsored ADR	45,000	$ 2,127
Schering-Plough Corp.	4,592,600	87,535
Sepracor, Inc. (a)(e)	10,585,573	548,015
Teva Pharmaceutical Industries Ltd. sponsored ADR	65,958	2,402
Wyeth	2,210,200	101,095
		2,242,184

TOTAL HEALTH CARE		7,887,924

INDUSTRIALS – 9.1%
Aerospace & Defense – 1.2%
Embraer – Empresa Brasileira de Aeronautica SA sponsored
ADR	2,680,000	89,646
Honeywell International, Inc.	1,015,000	41,798
Lockheed Martin Corp.	660,100	47,851
The Boeing Co.	1,965,000	163,586
		342,881
Air Freight & Logistics – 0.3%
United Parcel Service, Inc. Class B	1,004,800	80,937
Airlines – 4.5%
AMR Corp. (a)	3,477,500	85,755
Copa Holdings SA (e)	1,575,000	37,485
Gol Linhas Aereas Inteligentes SA sponsored ADR (d)	1,445,000	45,171
JetBlue Airways Corp. (a)(d)(e)	17,370,753	181,003
Ryanair Holdings PLC:
warrants (UBS Warrant Programme) 2/25/08 (a)	3,230,000	27,447
sponsored ADR (a)	735,000	36,008
Southwest Airlines Co.	24,631,263	396,563
UAL Corp. (a)	2,193,283	64,548
US Airways Group, Inc. (a)(d)(e)	8,175,124	381,778
		1,255,758
Commercial Services & Supplies – 0.0%
Monster Worldwide, Inc. (a)	67,900	3,318
Electrical Equipment – 0.4%
Color Kinetics, Inc. (a)(d)(e)	1,841,900	28,218
Energy Conversion Devices, Inc. (a)	1,739,025	69,126
Rockwell Automation, Inc.	290,000	19,801
		117,145

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Industrial Conglomerates – 2.0%
3M Co.	2,375,000	$ 198,693
General Electric Co.	11,045,000	378,402
		577,095
Machinery – 0.7%
Caterpillar, Inc.	230,000	16,779
Deere & Co.	1,014,900	86,875
ITT Industries, Inc.	400,000	20,860
Pall Corp. (d)	2,320,000	69,809
		194,323
Road & Rail 0.0%
Norfolk Southern Corp.	50,000	2,638

TOTAL INDUSTRIALS		2,574,095

INFORMATION TECHNOLOGY – 32.3%
Communications Equipment – 4.8%
CIENA Corp. (a)	1,974,400	8,273
Cisco Systems, Inc. (a)	9,462,600	186,224
Comverse Technology, Inc. (a)	1,620,000	36,482
Corning, Inc. (a)	3,763,000	91,253
F5 Networks, Inc. (a)(e)	4,054,723	196,735
Harris Corp.	380,000	15,474
Juniper Networks, Inc. (a)	575,000	9,160
Motorola, Inc.	3,190,000	67,277
NMS Communications Corp. (a)	1,059,494	4,259
QUALCOMM, Inc.	11,368,400	513,965
Redback Networks, Inc. (a)	1,235,000	29,504
Research In Motion Ltd. (a)	1,215,000	78,788
Sonus Networks, Inc. (a)(d)(e)	25,249,570	117,663
		1,355,057
Computers & Peripherals – 7.0%
Apple Computer, Inc. (a)	10,090,000	603,079
Dell, Inc. (a)	3,550,600	90,114
Hewlett-Packard Co.	35,000	1,133
International Business Machines Corp.	49,800	3,979
Lexmark International, Inc. Class A (a)	36,900	2,113
Network Appliance, Inc. (a)(e)	24,617,208	787,751
Palm, Inc. (a)(d)(e)	7,865,888	129,630
SanDisk Corp. (a)	1,935,000	108,882

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Computers & Peripherals – continued
Seagate Technology	1,120,000	$ 26,152
Sun Microsystems, Inc. (a)	38,736,500	180,512
Synaptics, Inc. (a)(e)	2,004,514	47,467
		1,980,812
Electronic Equipment & Instruments – 0.9%
Agilent Technologies, Inc. (a)	870,000	30,354
Itron, Inc. (a)	600,000	35,880
M Flex Electronix, Inc. (a)	275,000	9,149
RAE Systems, Inc. (a)(d)(e)	3,160,000	12,640
Sunpower Corp. Class A (d)(e)	1,122,000	34,098
Symbol Technologies, Inc.	3,624,504	43,023
Trimble Navigation Ltd. (a)	902,500	41,461
Universal Display Corp. (a)(d)(e)	3,007,800	43,974
		250,579
Internet Software & Services – 6.1%
Akamai Technologies, Inc. (a)	1,060,000	33,167
aQuantive, Inc. (a)	2,165,000	53,670
eBay, Inc. (a)	1,542,200	50,600
Google, Inc. Class A (sub. vtg.) (a)	3,647,448	1,356,194
Openwave Systems, Inc. (a)	3,860,000	54,580
VeriSign, Inc. (a)	200,000	4,490
WebSideStory, Inc. (a)	135,000	1,851
Yahoo!, Inc. (a)	4,926,340	155,623
		1,710,175
IT Services – 0.4%
Cognizant Technology Solutions Corp. Class A (a)	1,542,358	90,999
First Data Corp.	50,000	2,306
Hewitt Associates, Inc. Class A (a)	13,800	367
Mastercard, Inc. Class A	750,000	33,705
		127,377
Semiconductors & Semiconductor Equipment – 7.9%
Advanced Micro Devices, Inc. (a)	4,195,000	129,584
Altera Corp. (a)	1,429,400	27,959
Analog Devices, Inc.	424,900	14,332
Applied Materials, Inc.	1,515,400	25,625
ASML Holding NV (NY Shares) (a)	730,000	14,848
Atheros Communications, Inc. (a)(e)	5,109,562	112,870
Atheros Communications, Inc. (a)(e)(f)	1,741,486	38,469
ATI Technologies, Inc. (a)	2,325,000	38,360

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
Broadcom Corp. Class A (a)	5,255,000	$ 177,672
Cambridge Display Technologies, Inc. (a)(d)	546,638	4,400
Cirrus Logic, Inc. (a)(e)	4,740,000	38,773
Cree, Inc. (a)(d)(e)	7,695,863	197,399
Cypress Semiconductor Corp. (a)(e)	12,185,000	184,968
FEI Co. (a)(d)(e)	1,743,100	40,789
Freescale Semiconductor, Inc. Class B (a)	5,366,846	167,499
Intel Corp.	4,940,800	89,033
International Rectifier Corp. (a)	3,031,300	135,044
KLA Tencor Corp.	510,000	20,930
Linear Technology Corp.	625,800	21,121
Marvell Technology Group Ltd. (a)	3,006,655	143,327
MEMC Electronic Materials, Inc. (a)	2,386,000	83,558
Micron Technology, Inc. (a)	391,800	6,488
MIPS Technologies, Inc. (a)	657,382	3,793
National Semiconductor Corp.	643,204	16,517
NVIDIA Corp. (a)	1,630,000	37,457
Power Integrations, Inc. (a)	62,500	1,101
Rambus, Inc. (a)(d)	4,815,000	116,812
Samsung Electronics Co. Ltd.	50,000	32,066
SigmaTel, Inc. (a)	149,968	822
Silicon Image, Inc. (a)	102,901	980
Silicon Laboratories, Inc. (a)	900,315	35,121
Spansion, Inc.	1,500,000	27,045
Texas Instruments, Inc.	5,101,000	159,304
Virage Logic Corp. (a)(e)	2,096,790	20,339
Xilinx, Inc.	2,230,100	57,983
		2,222,388
Software 5.2%
Adobe Systems, Inc. (a)	2,568,236	73,529
Autodesk, Inc. (a)	100,000	3,639
Cognos, Inc. (a)	345,000	10,570
Fast Search & Transfer ASA (a)(d)	17,189,000	54,560
Microsoft Corp.	17,110,000	387,542
Oracle Corp. (a)	7,195,000	102,313
Red Hat, Inc. (a)(e)	18,349,401	481,121
RSA Security, Inc. (a)	1,470,000	22,094

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Software – continued
Salesforce.com, Inc. (a)(e)	10,493,624	$ 309,667
Symantec Corp. (a)	1,340,800	20,916
		1,465,951

TOTAL INFORMATION TECHNOLOGY		9,112,339

MATERIALS 2.6%
Chemicals – 2.4%
Dow Chemical Co.	125,000	4,984
Minerals Technologies, Inc. (e)	1,450,000	84,593
Monsanto Co.	6,632,489	558,190
Mosaic Co. (a)	1,270,000	19,761
Potash Corp. of Saskatchewan, Inc.	190,400	17,372
		684,900
Metals & Mining – 0.2%
Barrick Gold Corp. (d)	632,500	19,298
Inco Ltd.	41,000	2,699
Nucor Corp.	405,000	42,634
		64,631
Paper & Forest Products 0.0%
Neenah Paper, Inc.	17,472	536

TOTAL MATERIALS		750,067

TELECOMMUNICATION SERVICES – 0.6%
Diversified Telecommunication Services – 0.1%
Level 3 Communications, Inc. (a)	6,975,000	34,666
Vonage Holdings Corp.	308,500	3,708
		38,374
Wireless Telecommunication Services – 0.5%
ALLTEL Corp.	395,000	24,431
Sprint Nextel Corp.	4,724,449	100,206
Vodafone Group PLC sponsored ADR	37,660	866
		125,503

TOTAL TELECOMMUNICATION SERVICES		163,877

TOTAL COMMON STOCKS
(Cost $23,990,324)		28,044,215

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Preferred Stocks 0.1%
	Shares	Value (Note 1)
		(000s)
Convertible Preferred Stocks 0.1%

HEALTH CARE – 0.1%
Biotechnology – 0.1%
Perlegen Sciences, Inc. Series D, 8.00% (f)	12,820,512	$ 25,641
Nonconvertible Preferred Stocks 0.0%

HEALTH CARE – 0.0%
Life Sciences Tools & Services – 0.0%
GeneProt, Inc. Series A (a)(f)	1,373,363	0
TOTAL PREFERRED STOCKS
(Cost $27,437)		25,641

Money Market Funds 3.3%

Fidelity Cash Central Fund, 5.03% (b)	113,755,524	113,756
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	812,376,511	812,377
TOTAL MONEY MARKET FUNDS
(Cost $926,133)		926,133

Cash Equivalents 0.0%
	Maturity
	Amount (000s)
Investments in repurchase agreements (Collateralized by U.S.
Treasury Obligations), in a joint trading account at 4.9%,
dated 5/31/06 due 6/1/06
(Cost $4,511)	$ 4,512	4,511

TOTAL INVESTMENT PORTFOLIO 102.8%
(Cost $24,948,405)		29,000,500

NET OTHER ASSETS – (2.8)%		(791,534)
NET ASSETS 100%		$ 28,208,966

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Security or a portion of the security is on
loan at period end.

(e) Affiliated company

(f) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to
$112,250,000 or 0.4% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Atheros
Communications,
Inc.	4/18/01	$ 15,000
GeneProt, Inc.
Series A	7/7/00	$ 7,437
KKR Private
Equity Investors,
L.P. Restricted
Depositary Units	5/3/06	$ 50,000
Perlegen
Sciences, Inc.
Series D, 8.00%	2/23/05	$ 20,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$ 2,692
Fidelity Securities Lending Cash Central Fund	3,912
Total	$ 6,604

Other Affiliated Issuers

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

	Value,	Purchases	Sales	Dividend	Value, end of
Affiliate	beginning of		Proceeds	Income	period
(Amounts in thousands)	period
Acadia
Pharmaceuticals, Inc.	$ —	$ 41,980	$ —	$ —	$ 30,251
Affymetrix, Inc.	314,343	8,460	—	—	183,874
Alexion
Pharmaceuticals, Inc.	59,825	2,197	—	—	102,027

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 18

	Value,	Purchases	Sales	Dividend	Value, end of
Affiliate	beginning of		Proceeds	Income	period
(Amounts in thousands)	period
Alkermes, Inc.	$ 163,931	$ 1,683	$ —	$ —	$ 180,576
AMR Corp.	188,535	—	176,750	—	—
Atherogenics, Inc.	51,790	—	—	—	45,917
Atheros
Communications, Inc.	36,967	25,762	—	—	112,870
Atheros
Communications, Inc.	16,875	—	—	—	38,469
BioMarin
Pharmaceutical, Inc.	39,062	53,815	—	—	108,789
Celgene Corp.	1,033,256	19,322	—	—	1,426,774
Cerner Corp.	216,106	—	—	—	170,284
Cirrus Logic, Inc.	40,937	5,055	9,961	—	38,773
Color Kinetics, Inc.	24,155	5,297	—	—	28,218
Copa Holdings SA		37,145	—	299	37,485
Cree, Inc.	201,892	4,597	—	—	197,399
CV Therapeutics, Inc.	110,098	508	—	—	74,504
Cypress Semiconductor	—
Corp.	197,775	—	15,026	—	184,968
DOV Pharmaceutical,
Inc.	33,268	363	—	—	7,189
Emdeon Corp.	181,528	—	66,572	—	201,773
Exelixis, Inc.	67,075	1,033	—	—	91,059
F5 Networks, Inc.	203,170	13,343	—	—	196,735
FEI Co.	40,880	2,448	8,609	—	40,789
Foxhollow
Technologies, Inc.	34,192	15,773	16,112	—	—
Gen Probe, Inc.	145,258	22,706	—	—	192,507
Guitar Center, Inc.	73,129	15,576	67,727	—	—
Human Genome
Sciences, Inc.	117,984	3,726	43,425	—	98,092
Immunomedics, Inc.	10,125	—	—	—	13,866
International Rectifier
Corp.	126,993	16,759	35,182	—	—
JAMDAT Mobile, Inc.	37,133	—	41,702	—	—
JetBlue Airways Corp.	198,097	14,976	—	—	181,003
Millipore Corp.	279,443	270	61,239	—	243,594
Minerals Technologies,
Inc.	82,099	—	—	145	84,593
Momenta
Pharmaceuticals, Inc.	67,085	—	—	—	43,226
Network Appliance,
Inc.	625,999	112,441	—	—	787,751
NMS Communications
Corp.	12,189	—	7,605	—	—
Openwave Systems,
Inc.	68,682	8,730	10,975	—	—

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments (Unaudited) continued

	Value,	Purchases	Sales	Dividend	Value, end of
Affiliate	beginning of		Proceeds	Income	period
(Amounts in thousands)	period
Palm, Inc.	$ 135,385	$ —	$29,609	$ —	$ 129,630
Palomar Medical
Technologies, Inc.	54,696	—	56,948	—	—
PDL BioPharma, Inc.	—	17,978	16,860	—	159,848
PortalPlayer, Inc.	13,536	70,563	63,116	—	—
Protein Design Labs,
Inc.	219,053	—	—	—	—
RAE Systems, Inc.	11,502	—	—	—	12,640
Red Hat, Inc.	432,495	—	—	—	481,121
Regeneron
Pharmaceuticals, Inc.	60,106	1,231	—	—	70,564
Salesforce.com, Inc.	327,163	11,637	3,469	—	309,667
Seattle Genetics, Inc.	8,400	16,748	—	—	20,640
Sepracor, Inc.	581,995	—	—	—	548,015
Sonus Networks, Inc.	102,494	1,576	—		117,663
Stamps.com, Inc.	22,043	33,878	—	—	69,844
Sunesis
Pharmaceuticals, Inc.	4,539	5,844	—	—	10,847
Sunpower Corp.
Class A	19,440	12,708	1,188	—	34,098
Synaptics, Inc.	—	50,796	—		47,467
Thoratec Corp.	98,706	12,156	3,385	—	74,136
Threshold
Pharmaceuticals, Inc.	26,434	25,446	—	—	15,308
TiVo, Inc.	31,894	29,553	5,496	—	54,259
Universal Display Corp.	15,902	22,226	—	—	43,974
US Airways Group,
Inc.	216,798	58,171	—	—	381,778
Ventana Medical
Systems, Inc.	139,100	—	—	—	171,427
Vertex Pharmaceuticals,
Inc.	250,091	31,943	—	—	369,974
Virage Logic Corp.	21,995	—	—	—	20,339
WebMD Health Corp.
Class A	14,442	—	—	—	21,399
Total	$ 7,908,085	$ 836,419	$ 740,956	$ 444	$ 8,307,993

Income Tax Information

At November 30, 2005, the fund had a capital loss carryforward of approximately $3,029,175,000 of which $410,203,000, $2,490,827,000 and $128,145,000 will expire on November 30, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $802,594 and repurchase agreements of
$4,511) See accompanying schedule:
Unaffiliated issuers (cost $17,512,961)	$ 19,766,374
Affiliated Central Funds (cost $926,133)	926,133
Other affiliated issuers (cost $6,509,311)	8,307,993
Total Investments (cost $24,948,405)		$ 29,000,500
Cash		158
Receivable for investments sold		236,435
Receivable for fund shares sold		29,652
Dividends receivable		21,105
Interest receivable		425
Prepaid expenses		63
Other affiliated receivables		207
Other receivables		905
Total assets		29,289,450

Liabilities
Payable for investments purchased	$ 214,138
Payable for fund shares redeemed	29,190
Accrued management fee	17,710
Other affiliated payables	5,840
Other payables and accrued expenses	1,229
Collateral on securities loaned, at value	812,377
Total liabilities		1,080,484

Net Assets		$ 28,208,966
Net Assets consist of:
Paid in capital		$ 26,086,076
Accumulated net investment loss		(40,129)
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		(1,889,142)
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		4,052,161
Net Assets, for 442,493 shares outstanding		$ 28,208,966
Net Asset Value, offering price and redemption price per
share ($28,208,966 ÷ 442,493 shares)		$ 63.75

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends (including $444 received from other affiliated
issuers)		$ 91,690
Interest		47
Income from affiliated Central Funds		6,604
Total income		98,341

Expenses
Management fee
Basic fee	$ 82,041
Performance adjustment	23,124
Transfer agent fees	30,406
Accounting and security lending fees	1,035
Independent trustees’ compensation	57
Appreciation in deferred trustee compensation account	37
Custodian fees and expenses	396
Registration fees	249
Audit	101
Legal	217
Miscellaneous	2,061
Total expenses before reductions	139,724
Expense reductions	(1,712)	138,012

Net investment income (loss)		(39,671)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,146,976
Other affiliated issuers	166,453
Foreign currency transactions	(30)
Total net realized gain (loss)		1,313,399
Change in net unrealized appreciation (depreciation) on:
Investment securities	(739,038)
Assets and liabilities in foreign currencies	106
Total change in net unrealized appreciation
(depreciation)		(738,932)
Net gain (loss)		574,467
Net increase (decrease) in net assets resulting from
operations		$ 534,796

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Statement of Changes in Net Assets
	Six months ended	Year ended
	May 31, 2006	November 30,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (39,671)	$ (78,390)
Net realized gain (loss)	1,313,399	1,458,143
Change in net unrealized appreciation (depreciation)	(738,932)	2,381,656
Net increase (decrease) in net assets resulting
from operations	534,796	3,761,409
Distributions to shareholders from net investment income	—	(35,960)
Share transactions
Proceeds from sales of shares	3,744,468	4,382,921
Reinvestment of distributions	—	35,473
Cost of shares redeemed	(2,896,686)	(5,486,626)
Net increase (decrease) in net assets resulting from
share transactions	847,782	(1,068,232)
Total increase (decrease) in net assets	1,382,578	2,657,217

Net Assets
Beginning of period	26,826,388	24,169,171
End of period (including accumulated net investment
loss of $40,129 and accumulated net investment loss
of $458, respectively)	$ 28,208,966	$ 26,826,388

Other Information
Shares
Sold	56,674	78,149
Issued in reinvestment of distributions	—	643
Redeemed	(43,846)	(98,355)
Net increase (decrease)	12,828	(19,563)

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Financial Highlights
	Six months ended
	May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of
period	$ 62.44	$ 53.80	$ 49.40	$ 39.35	$ 52.85	$ 74.76
Income from
Investment
Operations
Net investment
income (loss)D .	(.09)	(.18)	.08E	(.01)	(.16)	(.17)
Net realized and
unrealized gain
(loss)	1.40	8.90	4.32	10.06	(13.34)	(15.03)
Total from invest-
ment operations	1.31	8.72	4.40	10.05	(13.50)	(15.20)
Distributions from net
investment income	—	(.08)	—	—	—	—
Distributions from net
realized gain	—	—	—	—	—	(6.71)
Total distributions	—	(.08)	—	—	—	(6.71)
Net asset value, end
of period	$ 63.75	$ 62.44	$ 53.80	$ 49.40	$ 39.35	$ 52.85
Total ReturnB,C	2.10%	16.23%	8.91%	25.54%	(25.54)%	(22.55)%
Ratios to Average Net AssetsF
Expenses before
reductions	.97%A	.96%	.84%	.85%	1.12%	.98%
Expenses net of
fee waivers, if
any	.97%A	.96%	.84%	.85%	1.12%	.98%
Expenses net of all
reductions	.95%A	.94%	.82%	.83%	1.08%	.95%
Net investment
income (loss)	(.27)%A	(.32)%	.15%	(.03)%	(.38)%	(.29)%
Supplemental Data
Net assets,
end of period
(in millions)	$28,209	$26,826	$24,169	$22,381	$16,423	$22,444
Portfolio turnover
rate	45%A	50%	49%	47%	63%	93%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Investment income per share reflects a special dividend which amounted to $.18 per share.
F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Growth Company Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on April 28, 2006, the fund was closed to most new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

25 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

1. Significant Accounting Policies continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securi ties. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

26

1. Significant Accounting Policies continued

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, deferred trust ees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 6,502,209
Unrealized depreciation	(2,636,077)
Net unrealized appreciation (depreciation)	$ 3,866,132
Cost for federal income tax purposes	$ 25,134,368

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (includ ing accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

27 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

2. Operating Policies continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $7,325,764 and $6,504,971, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of .20% of the fund’s average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund’s relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .73% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of ac count. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual ized rate of .21% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund’s accounting re cords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

28

4. Fees and Other Transactions with Affiliates continued

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $121 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $41 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $3,912.

29 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $864 for the period. In addition, through arrange ments with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $8 and $840, respectively.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

30

Proxy Voting Results

A special meeting of the fund’s shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	16,883,349,710.00	95.103
Withheld	869,334,786.06	4.897
TOTAL	17,752,684,496.06	100.000
Albert R. Gamper, Jr.
Affirmative	16,869,065,718.16	95.023
Withheld	883,618,777.90	4.977
TOTAL	17,752,684,496.06	100.000
Robert M. Gates
Affirmative	16,726,660,786.27	94.220
Withheld	1,026,023,709.79	5.780
TOTAL	17,752,684,496.06	100.000
George H. Heilmeier
Affirmative	16,857,479,441.40	94.957
Withheld	895,205,054.66	5.043
TOTAL	17,752,684,496.06	100.000
Abigail P. Johnson
Affirmative	16,800,825,560.08	94.638
Withheld	951,858,935.98	5.362
TOTAL	17,752,684,496.06	100.000
Edward C. Johnson 3d
Affirmative	16,661,581,676.04	93.854
Withheld	1,091,102,820.02	6.146
TOTAL	17,752,684,496.06	100.000
Stephen P. Jonas
Affirmative	16,863,427,004.66	94.991
Withheld	889,257,491.40	5.009
TOTAL	17,752,684,496.06	100.000

	# of	% of
	Votes	Votes

Marie L. Knowles
Affirmative	16,867,577,907.48	95.014
Withheld	885,106,588.58	4.986
TOTAL	17,752,684,496.06	100.000
Ned C. Lautenbach
Affirmative	16,879,375,270.51	95.081
Withheld	873,309,225.55	4.919
TOTAL	17,752,684,496.06	100.000
William O. McCoy
Affirmative	16,715,727,949.24	94.159
Withheld	1,036,956,546.82	5.841
TOTAL	17,752,684,496.06	100.000
Robert L. Reynolds
Affirmative	16,870,024,631.93	95.028
Withheld	882,659,864.13	4.972
TOTAL	17,752,684,496.06	100.000
Cornelia M. Small
Affirmative	16,872,454,042.41	95.042
Withheld	880,230,453.65	4.958
TOTAL	17,752,684,496.06	100.000
William S. Stavropoulos
Affirmative	16,721,030,252.89	94.189
Withheld	1,031,654,243.17	5.811
TOTAL	17,752,684,496.06	100.000
Kenneth L. Wolfe
Affirmative	16,858,363,618.14	94.962
Withheld	894,320,877.92	5.038
TOTAL	17,752,684,496.06	100.000

A Denotes trust-wide proposal and voting results.

31 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Growth Company Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

32

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

33 Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report 34

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

35 Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
15445 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1220 Roseville Parkway
Roseville, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
11943 El Camino Real
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
1200 Wilshire Boulevard
Santa Monica, CA
21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 Westview Road
Lone Tree, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
400 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
4671 Town Center Parkway
Jacksonville, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3501 PGA Boulevard
Palm Beach Gardens, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1572 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
238 Main Street
Cambridge, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Semiannual Report 36

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Missouri
1524 South Lindbergh Blvd.
St. Louis, MO

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Broad Street
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
980 Madison Avenue
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY

2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY
799 Central Park Avenue
Scarsdale, NY

North Carolina
4611 Sharon Road
Charlotte, NC
7011 Fayetteville Road
Durham, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
7493 SW Bridgeport Road
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6560 Fannin Street
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
279 West South Temple
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC
1900 K Street, N.W.
Washington, DC

Wisconsin
595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

37 Semiannual Report

37

Semiannual Report

38

39 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International Investment
Advisors
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

GCF USAN-0706 1.786812.103

Fidelity® New Millennium Fund®

Semiannual Report May 31, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	5	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	6	A complete list of the fund’s investments
		with their market values.
Financial Statements	18	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	22	Notes to the financial statements.
Proxy Voting Results	27
Board Approval of	28
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange
Commission’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Reference
Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report 2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2005 to May 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	December 1, 2005
	December 1, 2005	May 31, 2006	to May 31, 2006
Actual	$ 1,000.00	$ 1,101.10	$ 5.40
Hypothetical (5% return per year
before expenses)	$ 1,000.00	$ 1,019.80	$ 5.19

* Expenses are equal to the Fund’s annualized expense ratio of 1.03%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one half year period).

Semiannual Report

4

Investment Changes

Top Ten Stocks as of May 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Titanium Metals Corp.	5.9	2.5
Puma AG	4.5	3.2
Smith International, Inc.	3.9	4.5
Joy Global, Inc.	2.7	1.8
Waste Management, Inc.	2.5	0.0
Allegheny Technologies, Inc.	2.3	0.6
RTI International Metals, Inc.	1.8	1.1
AMR Corp.	1.8	0.0
Google, Inc. Class A (sub. vtg.)	1.8	2.0
ASML Holding NV (NY Shares)	1.6	0.2
	28.8
Top Five Market Sectors as of May 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Industrials	24.6	14.6
Information Technology	20.7	11.7
Materials	14.9	11.1
Energy	11.1	13.8
Consumer Discretionary	10.7	12.4

5 Semiannual Report

Investments May 31, 2006 (Unaudited)
Showing Percentage of Net Assets

Common Stocks 98.2%
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – 10.7%
Automobiles – 0.7%
Thor Industries, Inc.	517,500	$ 24,881
Distributors – 0.1%
Li & Fung Ltd.	1,743,600	3,596
Hotels, Restaurants & Leisure 0.5%
Buffalo Wild Wings, Inc. (a)	135,400	5,316
Gaylord Entertainment Co. (a)	39,600	1,735
International Game Technology	71,900	2,677
International Speedway Corp. Class A	94,098	4,568
Luby’s, Inc. (a)	219,300	2,289
		16,585
Household Durables – 2.2%
Champion Enterprises, Inc. (a)	2,389,800	28,439
Garmin Ltd. (d)	444,950	41,509
Newell Rubbermaid, Inc.	206,300	5,459
		75,407
Internet & Catalog Retail 0.0%
Coldwater Creek, Inc. (a)	37,100	953
Leisure Equipment & Products – 0.2%
Li Ning Co. Ltd.	1,886,000	1,908
MarineMax, Inc. (a)	103,100	2,966
		4,874
Media – 1.2%
The Walt Disney Co.	742,300	22,640
WPP Group PLC sponsored ADR	271,200	16,706
		39,346
Multiline Retail – 0.2%
Takashimaya Co. Ltd. (d)	404,000	5,420
Specialty Retail – 0.7%
Claire’s Stores, Inc.	109,400	2,972
Dress Barn, Inc. (a)	265,400	6,208
Gymboree Corp. (a)	52,100	1,844
Kahma Co. Ltd.	32,700	900
OfficeMax, Inc.	54,000	2,232
Zumiez, Inc.	246,500	8,280
		22,436
Textiles, Apparel & Luxury Goods – 4.9%
Louis Vuitton Moet Hennessy (LVMH) (d)	78,500	7,717
Luxottica Group Spa sponsored ADR	27,000	737

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 6

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – continued
Textiles, Apparel & Luxury Goods – continued
Polo Ralph Lauren Corp. Class A	117,500	$ 6,639
Puma AG	413,176	150,932
Quiksilver, Inc. (a)	14,500	181
		166,206

TOTAL CONSUMER DISCRETIONARY		359,704

CONSUMER STAPLES 0.7%
Food & Staples Retailing – 0.3%
Longs Drug Stores Corp.	252,000	11,602
Food Products 0.4%
Bunge Ltd.	163,800	9,271
Imperial Sugar Co.	80,900	1,882
Seaboard Corp.	400	525
		11,678

TOTAL CONSUMER STAPLES		23,280

ENERGY 11.1%
Energy Equipment & Services – 4.8%
Atwood Oceanics, Inc. (a)	107,600	5,248
Carbo Ceramics, Inc.	26,900	1,352
Nabors Industries Ltd. (a)	230,400	8,274
Oceaneering International, Inc. (a)	36,000	2,700
Schlumberger Ltd. (NY Shares)	185,000	12,130
Smith International, Inc.	3,198,500	131,011
		160,715
Oil, Gas & Consumable Fuels – 6.3%
Alpha Natural Resources, Inc. (a)	807,400	17,408
Cameco Corp.	737,400	30,259
CNX Gas Corp. (a)	36,000	1,024
CONSOL Energy, Inc.	386,500	34,109
Foundation Coal Holdings, Inc.	224,700	10,186
Frontier Oil Corp.	470,000	26,320
Newfield Exploration Co. (a)	116,000	4,957
Peabody Energy Corp.	130,000	8,104
Plains Exploration & Production Co. (a)	326,500	11,656
Quicksilver Resources, Inc. (a)	180,300	6,323
Tesoro Corp.	128,200	8,732

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
USEC, Inc.	332,900	$ 4,015
Valero Energy Corp.	704,400	43,215
Williams Companies, Inc.	259,600	5,867
		212,175

TOTAL ENERGY		372,890

FINANCIALS – 8.4%
Capital Markets 2.2%
E*TRADE Financial Corp. (a)	1,335,100	32,403
GFI Group, Inc. (a)	187,005	10,166
Nomura Holdings, Inc. sponsored ADR	91,600	1,805
optionsXpress Holdings, Inc.	590,400	17,009
TD Ameritrade Holding Corp.	809,385	13,760
		75,143
Commercial Banks – 0.0%
Bank of China Ltd. (H Shares)	2,752,000	1,046
Consumer Finance – 0.1%
Nelnet, Inc. Class A (a)	78,600	2,937
OMC Card, Inc.	51,000	791
		3,728
Diversified Financial Services – 5.1%
Chicago Mercantile Exchange Holdings, Inc. Class A	102,700	45,322
Hong Kong Exchanges & Clearing Ltd.	832,000	5,614
IntercontinentalExchange, Inc.	170,200	9,480
International Securities Exchange, Inc. Class A	32,900	1,344
Leucadia National Corp.	584,150	37,409
Moody’s Corp.	765,200	40,020
The NASDAQ Stock Market, Inc. (a)	998,600	30,397
TSX Group, Inc.	27,400	1,115
		170,701
Insurance – 0.2%
HCC Insurance Holdings, Inc.	63,600	1,952
W.R. Berkley Corp.	37,775	1,298
XL Capital Ltd. Class A	54,300	3,436
		6,686

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Real Estate Management & Development – 0.7%
CB Richard Ellis Group, Inc. Class A (a)	260,000	$ 20,116
Shun Tak Holdings Ltd.	2,592,000	3,625
		23,741
Thrifts & Mortgage Finance – 0.1%
Farmer Mac Class C (non-vtg.)	70,000	1,754

TOTAL FINANCIALS		282,799

HEALTH CARE – 6.1%
Biotechnology – 2.2%
Amylin Pharmaceuticals, Inc. (a)	62,900	2,859
Anadys Pharmaceuticals, Inc. (a)	36,200	372
Biogen Idec, Inc. (a)	664,200	30,972
Cephalon, Inc. (a)	73,366	4,381
Cubist Pharmaceuticals, Inc. (a)	56,100	1,328
Genentech, Inc. (a)	121,970	10,119
Gilead Sciences, Inc. (a)	328,900	18,856
Neurocrine Biosciences, Inc. (a)	100,200	1,975
Vertex Pharmaceuticals, Inc. (a)	108,500	3,743
		74,605
Health Care Equipment & Supplies – 0.8%
Abaxis, Inc. (a)	36,400	622
Analogic Corp.	25,200	1,440
Hologic, Inc. (a)	537,052	21,208
Meridian Bioscience, Inc.	128,100	3,047
		26,317
Health Care Providers & Services – 2.1%
American Retirement Corp. (a)	88,100	2,838
Brookdale Senior Living, Inc.	120,300	5,949
Capital Senior Living Corp. (a)	140,000	1,540
Cardinal Health, Inc.	217,300	14,540
Emeritus Corp. (a)	30,500	655
Express Scripts, Inc. (a)	117,900	8,640
Health Net, Inc. (a)	169,200	7,279
Humana, Inc. (a)	448,400	22,702
Omnicare, Inc.	151,600	7,028
		71,171
Health Care Technology – 0.3%
Cerner Corp. (a)	288,300	10,950

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – continued
Life Sciences Tools & Services – 0.3%
Invitrogen Corp. (a)	95,600	$ 6,094
Pharmaceutical Product Development, Inc.	81,800	2,972
Waters Corp. (a)	37,400	1,558
		10,624
Pharmaceuticals – 0.4%
Allergan, Inc.	40,741	3,863
Elan Corp. PLC sponsored ADR (a)	251,200	4,725
Teva Pharmaceutical Industries Ltd. sponsored ADR	111,400	4,056
		12,644

TOTAL HEALTH CARE		206,311

INDUSTRIALS – 24.6%
Aerospace & Defense – 2.5%
General Dynamics Corp.	296,500	18,869
Hexcel Corp. (a)	548,200	11,282
L 3 Communications Holdings, Inc.	260,100	18,977
Precision Castparts Corp.	356,600	20,551
Raytheon Co.	107,700	4,938
Rockwell Collins, Inc.	197,100	10,762
		85,379
Air Freight & Logistics – 1.3%
Forward Air Corp.	178,374	6,675
Hub Group, Inc. Class A (a)	200,258	9,476
UTI Worldwide, Inc.	997,300	27,156
		43,307
Airlines – 2.3%
Alaska Air Group, Inc. (a)	51,500	1,995
AMR Corp. (a)(d)	2,467,800	60,856
UAL Corp. (a)	515,319	15,166
		78,017
Building Products 0.1%
Insteel Industries, Inc.	37,700	1,625
Masco Corp.	72,200	2,240
		3,865
Commercial Services & Supplies – 4.9%
Allied Waste Industries, Inc. (a)	3,282,300	39,158
Avery Dennison Corp.	129,600	7,697

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Commercial Services & Supplies – continued
Clean Harbors, Inc. (a)	356,200	$ 12,926
Corporate Executive Board Co.	90,700	9,226
IKON Office Solutions, Inc.	170,300	2,200
Monster Worldwide, Inc. (a)	207,600	10,145
Waste Management, Inc.	2,273,600	83,259
		164,611
Construction & Engineering – 3.7%
Chicago Bridge & Iron Co. NV (NY Shares)	2,171,700	49,254
Comfort Systems USA, Inc.	51,800	673
EMCOR Group, Inc. (a)	77,800	3,741
Fluor Corp.	114,500	10,037
Foster Wheeler Ltd. (a)	66,400	2,938
Granite Construction, Inc.	35,900	1,484
Jacobs Engineering Group, Inc. (a)	161,400	12,594
JGC Corp.	401,000	5,978
Perini Corp. (a)	50,800	1,248
Shaw Group, Inc. (a)	622,500	16,583
Washington Group International, Inc.	337,000	18,161
		122,691
Electrical Equipment – 0.4%
ABB Ltd. sponsored ADR	1,000,200	12,623
Color Kinetics, Inc. (a)	52,451	804
Regal-Beloit Corp.	27,000	1,294
		14,721
Industrial Conglomerates – 0.3%
McDermott International, Inc. (a)	129,400	8,490
Machinery – 4.3%
Bucyrus International, Inc. Class A	152,850	7,801
Gardner Denver, Inc. (a)	35,900	2,709
Hexagon AB (B Shares)	29,640	1,042
Joy Global, Inc.	1,683,050	90,447
Kaydon Corp.	26,400	1,102
Manitowoc Co., Inc.	126,600	5,822
Trinity Industries, Inc.	457,700	28,533
Valmont Industries, Inc.	115,700	5,542
		142,998

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Marine – 1.6%
Alexander & Baldwin, Inc.	897,569	$ 40,615
Kirby Corp. (a)	180,900	13,591
		54,206
Road & Rail 3.2%
Burlington Northern Santa Fe Corp.	393,700	30,476
Dollar Thrifty Automotive Group, Inc. (a)	43,600	1,983
Florida East Coast Industries, Inc. Class A	98,700	5,469
Kansas City Southern (a)	1,568,400	41,610
Landstar System, Inc.	662,800	29,289
		108,827

TOTAL INDUSTRIALS		827,112

INFORMATION TECHNOLOGY – 20.7%
Communications Equipment – 4.4%
CIENA Corp. (a)	2,779,300	11,645
Cisco Systems, Inc. (a)	1,048,400	20,633
Corning, Inc. (a)	301,200	7,304
Extreme Networks, Inc. (a)	242,400	1,076
F5 Networks, Inc. (a)	31,500	1,528
Foundry Networks, Inc. (a)	826,200	10,625
Harris Corp.	86,700	3,530
Lucent Technologies, Inc. (a)	5,309,500	13,539
Motorola, Inc.	1,033,700	21,801
Nokia Corp. sponsored ADR	671,200	14,411
Powerwave Technologies, Inc. (a)	127,300	1,246
QUALCOMM, Inc.	568,500	25,702
Redback Networks, Inc. (a)	323,100	7,719
Sycamore Networks, Inc. (a)	424,900	1,878
Tellabs, Inc. (a)	320,900	4,589
		147,226
Computers & Peripherals – 1.4%
Diebold, Inc.	38,200	1,624
Intermec, Inc. (a)	1,256,000	28,938
QLogic Corp. (a)	439,700	7,862
Sun Microsystems, Inc. (a)	1,810,000	8,435
		46,859
Electronic Equipment & Instruments – 1.2%
AVX Corp.	310,500	5,083

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Electronic Equipment & Instruments – continued
FLIR Systems, Inc. (a)	1,283,000	$ 32,755
Keyence Corp.	7,800	2,006
Molex, Inc.	35,900	1,274
ScanSource, Inc. (a)	8,400	495
		41,613
Internet Software & Services – 2.5%
aQuantive, Inc. (a)	160,600	3,981
Art Technology Group, Inc. (a)	446,318	1,379
Digitas, Inc. (a)	805,916	10,485
Google, Inc. Class A (sub. vtg.) (a)	158,500	58,933
Sohu.com, Inc. (a)	119,900	2,989
Tencent Holdings Ltd.	1,211,000	2,622
Vignette Corp. (a)	265,700	3,621
		84,010
IT Services – 0.5%
CACI International, Inc. Class A (a)	52,600	3,204
Forrester Research, Inc. (a)	97,200	2,489
Gartner, Inc. Class A (a)	720,500	11,276
Global Payments, Inc.	19,600	913
		17,882
Office Electronics – 0.6%
Zebra Technologies Corp. Class A (a)	621,000	21,928
Semiconductors & Semiconductor Equipment – 4.9%
Advanced Micro Devices, Inc. (a)	1,103,200	34,078
Applied Micro Circuits Corp. (a)	1,187,600	3,492
ASML Holding NV (NY Shares) (a)	2,578,400	52,445
Cymer, Inc. (a)	95,200	4,416
EMCORE Corp. (a)	108,800	1,037
Linear Technology Corp.	523,500	17,668
MEMC Electronic Materials, Inc. (a)	567,400	19,870
Micron Technology, Inc. (a)	1,612,800	26,708
NVIDIA Corp. (a)	107,800	2,477
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	278,000	1,690
Vimicro International Corp. sponsored ADR	14,300	234
		164,115
Software 5.2%
Activision, Inc. (a)	450,806	5,892
Aspen Technology, Inc. (a)	346,000	4,048

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Software – continued
Autodesk, Inc. (a)	882,900	$ 32,129
Citrix Systems, Inc. (a)	869,900	32,691
Cognos, Inc. (a)	92,900	2,846
FactSet Research Systems, Inc.	59,300	2,663
Fair, Isaac & Co., Inc.	530,900	18,884
Informatica Corp. (a)	72,000	1,012
Intergraph Corp. (a)	125,620	4,466
Manhattan Associates, Inc. (a)	94,300	1,897
NAVTEQ Corp. (a)	419,100	17,497
Oracle Corp. (a)	1,164,300	16,556
Synopsys, Inc. (a)	1,616,800	33,031
		173,612

TOTAL INFORMATION TECHNOLOGY		697,245

MATERIALS 14.9%
Chemicals – 1.5%
Cytec Industries, Inc.	306,000	17,619
Potash Corp. of Saskatchewan, Inc.	332,600	30,346
Sigma Aldrich Corp.	38,000	2,638
Tokuyama Corp.	64,000	971
		51,574
Construction Materials 1.6%
Headwaters, Inc. (a)(d)	136,900	3,758
Martin Marietta Materials, Inc.	518,600	47,457
Vulcan Materials Co.	47,100	3,676
		54,891
Metals & Mining – 11.0%
Agnico-Eagle Mines Ltd. (d)	108,800	3,646
Allegheny Technologies, Inc.	1,220,900	77,686
ASA Bermuda Ltd.	287,900	17,982
Carpenter Technology Corp.	35,500	3,969
RTI International Metals, Inc. (a)	1,013,500	60,861
Steel Dynamics, Inc.	128,100	7,441
Titanium Metals Corp. (a)(d)	5,500,400	199,058
		370,643
Paper & Forest Products 0.8%
P.H. Glatfelter Co.	179,800	3,143
Sino-Forest Corp. (a)	216,600	1,111

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

MATERIALS – continued
Paper & Forest Products – continued
Stella-Jones, Inc.	112,200	$ 2,048
Weyerhaeuser Co.	308,300	19,719
		26,021

TOTAL MATERIALS		503,129

TELECOMMUNICATION SERVICES – 0.7%
Diversified Telecommunication Services – 0.2%
Level 3 Communications, Inc. (a)	649,500	3,228
Qwest Communications International, Inc. (a)	216,500	1,518
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	170,300	2,594
		7,340
Wireless Telecommunication Services – 0.5%
American Tower Corp. Class A (a)	182,300	5,646
Leap Wireless International, Inc. (a)	138,682	6,078
Linktone Ltd. sponsored ADR (a)	430,500	2,962
		14,686

TOTAL TELECOMMUNICATION SERVICES		22,026

UTILITIES – 0.3%
Independent Power Producers & Energy Traders – 0.2%
NRG Energy, Inc. (a)	42,500	2,114
Ormat Technologies, Inc.	26,500	988
TXU Corp.	99,200	5,684
		8,786
Multi-Utilities – 0.1%
Suez SA sponsored ADR	62,800	2,417

TOTAL UTILITIES		11,203

TOTAL COMMON STOCKS
(Cost $2,356,024)		3,305,699

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

Convertible Preferred Stocks 0.0%
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – 0.0%
Communications Equipment – 0.0%
Chorum Technologies, Inc. Series E (a)(e)
(Cost $278)	18,500	$ 0
Money Market Funds 9.4%
Fidelity Cash Central Fund, 5.03% (b)	63,217,507	63,218
Fidelity Securities Lending Cash Central Fund, 5.09% (b)(c)	251,150,015	251,150
TOTAL MONEY MARKET FUNDS
(Cost $314,368)		314,368

TOTAL INVESTMENT PORTFOLIO 107.6%
(Cost $2,670,670)		3,620,067

NET OTHER ASSETS – (7.6)%		(254,580)
NET ASSETS 100%		$ 3,365,487

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Security or a portion of the security is on
loan at period end.

(e) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $0 or 0.0% of
net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Chorum
Technologies, Inc.
Series E	9/19/00	$ 278

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 16

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$ 1,733
Fidelity Securities Lending Cash Central Fund	1,951
Total	$ 3,684

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:

United States of America	83.4%
Germany	4.5%
Netherlands	3.1%
Canada	2.1%
Cayman Islands	1.2%
Bermuda	1.0%
Others (individually less than 1%) .	4.7%
100.0%

Income Tax Information

At November 30, 2005, the fund had a capital loss carryforward of approximately $26,063,000 all of which will expire on November 30, 2010.

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)	May 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $250,264) See accompanying schedule:
Unaffiliated issuers (cost $2,356,302)	$ 3,305,699
Affiliated Central Funds (cost $314,368)	314,368
Total Investments (cost $2,670,670)		$ 3,620,067
Cash		9
Receivable for investments sold		6,095
Receivable for fund shares sold		1,705
Dividends receivable		1,417
Interest receivable		269
Prepaid expenses		8
Other receivables		305
Total assets		3,629,875

Liabilities
Payable for investments purchased	$ 5,478
Payable for fund shares redeemed	4,540
Accrued management fee	2,380
Other affiliated payables	660
Other payables and accrued expenses	180
Collateral on securities loaned, at value	251,150
Total liabilities		264,388

Net Assets		$ 3,365,487
Net Assets consist of:
Paid in capital		$ 2,198,162
Accumulated net investment loss		(3,795)
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		221,720
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		949,400
Net Assets, for 89,604 shares outstanding		$ 3,365,487
Net Asset Value, offering price and redemption price per
share ($3,365,487 ÷ 89,604 shares)		$ 37.56

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Statement of Operations
Amounts in thousands	Six months ended May 31, 2006 (Unaudited)

Investment Income
Dividends		$ 10,937
Interest		6
Income from affiliated Central Funds (including $1,951
from security lending)		3,684
Total income		14,627

Expenses
Management fee
Basic fee	$ 11,202
Performance adjustment	3,242
Transfer agent fees	3,386
Accounting and security lending fees	509
Independent trustees’ compensation	7
Custodian fees and expenses	61
Registration fees	36
Audit	40
Legal	28
Miscellaneous	265
Total expenses before reductions	18,776
Expense reductions	(357)	18,419

Net investment income (loss)		(3,792)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	250,394
Foreign currency transactions	(10)
Total net realized gain (loss)		250,384
Change in net unrealized appreciation (depreciation) on:
Investment securities	105,262
Assets and liabilities in foreign currencies	3
Total change in net unrealized appreciation
(depreciation)		105,265
Net gain (loss)		355,649
Net increase (decrease) in net assets resulting from
operations		$ 351,857

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Financial Statements continued

Statement of Changes in Net Assets
	Six months ended	Year ended
	May 31, 2006	November 30,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (3,792)	$ (472)
Net realized gain (loss)	250,384	261,586
Change in net unrealized appreciation (depreciation) .	105,265	82,553
Net increase (decrease) in net assets resulting
from operations	351,857	343,667
Share transactions
Proceeds from sales of shares	301,346	451,709
Cost of shares redeemed	(698,694)	(934,052)
Net increase (decrease) in net assets resulting from
share transactions	(397,348)	(482,343)
Total increase (decrease) in net assets	(45,491)	(138,676)

Net Assets
Beginning of period	3,410,978	3,549,654
End of period (including accumulated net investment
loss of $3,795 and accumulated net investment loss
of $3, respectively)	$ 3,365,487	$ 3,410,978

Other Information
Shares
Sold	7,988	14,540
Redeemed	(18,380)	(30,139)
Net increase (decrease)	(10,392)	(15,599)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Financial Highlights
	Six months ended
	May 31, 2006	Years ended November 30,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 34.11	$ 30.71	$ 30.27	$ 23.97	$ 26.67	$ 40.51
Income from Investment
Operations
Net investment
income (loss)E	(.04)	—I	(.05)F	—G,I	(.09)	(.09)
Net realized and un
realized gain (loss)	3.49	3.40	.50	6.30	(2.61)	(4.14)
Total from investment
operations	3.45	3.40	.45	6.30	(2.70)	(4.23)
Distributions from net
investment income	—	—	(.01)	—	—	—
Distributions from net
realized gain	—	—	—	—	—	(9.61)
Total distributions	—	—	(.01)	—	—	(9.61)
Net asset value,
end of period	$ 37.56	$ 34.11	$ 30.71	$ 30.27	$ 23.97	$ 26.67
Total ReturnB,C,D	10.11%	11.07%	1.49%	26.28%	(10.12)%	(15.02)%
Ratios to Average Net AssetsH
Expenses before
reductions	1.03%A	.86%	.96%	.81%	1.07%	1.01%
Expenses net of fee
waivers, if any	1.03%A	.86%	.96%	.81%	1.07%	1.01%
Expenses net of all
reductions	1.01%A	.80%	.92%	.76%	1.02%	.98%
Net investment
income (loss)	(.21)%A	(.01)%	(.18)%	.02%	(.38)%	(.30)%
Supplemental Data
Net assets, end of
period (in millions)	$ 3,365	$ 3,411	$ 3,550	$ 3,621	$ 2,715	$ 2,829
Portfolio turnover
rate	98%A	120%	96%	97%	91%	85%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the former sales charges.
E Calculated based on average shares outstanding during the period.
F Investment income per share reflects a special dividend which amounted to $.03 per share.
G Investment income per share reflects a special dividend which amounted to $.02 per share.
H Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reduc tions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.
I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity New Millennium Fund (the fund) is a fund of Fidelity Mt. Vernon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is regis tered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open end mutual funds, are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

22

1. Significant Accounting Policies continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund esti mates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

23 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)
1. Significant Accounting Policies continued
Income Tax Information and Distributions to Shareholders continued

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to foreign currency transactions, deferred trust ees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,035,102
Unrealized depreciation	(86,804)
Net unrealized appreciation (depreciation)	$ 948,298
Cost for federal income tax purposes	$ 2,671,769

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities, aggregated $1,727,379 and $2,097,587, respectively.

Semiannual Report

24

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment man agement related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund’s average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund’s relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .80% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual ized rate of .19% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund’s accounting re cords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company, FMR.

The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $29 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to

25 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

5. Committed Line of Credit continued

pay commitment fees on its pro rata portion of the line of credit, which amounts to $5 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $329 for the period. In addition, through arrange ments with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $2 and $26, respectively.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

26

Proxy Voting Results

A special meeting of the fund’s shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	16,883,349,710.00	95.103
Withheld	869,334,786.06	4.897
TOTAL	17,752,684,496.06	100.000
Albert R. Gamper, Jr.
Affirmative	16,869,065,718.16	95.023
Withheld	883,618,777.90	4.977
TOTAL	17,752,684,496.06	100.000
Robert M. Gates
Affirmative	16,726,660,786.27	94.220
Withheld	1,026,023,709.79	5.780
TOTAL	17,752,684,496.06	100.000
George H. Heilmeier
Affirmative	16,857,479,441.40	94.957
Withheld	895,205,054.66	5.043
TOTAL	17,752,684,496.06	100.000
Abigail P. Johnson
Affirmative	16,800,825,560.08	94.638
Withheld	951,858,935.98	5.362
TOTAL	17,752,684,496.06	100.000
Edward C. Johnson 3d
Affirmative	16,661,581,676.04	93.854
Withheld	1,091,102,820.02	6.146
TOTAL	17,752,684,496.06	100.000
Stephen P. Jonas
Affirmative	16,863,427,004.66	94.991
Withheld	889,257,491.40	5.009
TOTAL	17,752,684,496.06	100.000

	# of	% of
	Votes	Votes

Marie L. Knowles
Affirmative	16,867,577,907.48	95.014
Withheld	885,106,588.58	4.986
TOTAL	17,752,684,496.06	100.000
Ned C. Lautenbach
Affirmative	16,879,375,270.51	95.081
Withheld	873,309,225.55	4.919
TOTAL	17,752,684,496.06	100.000
William O. McCoy
Affirmative	16,715,727,949.24	94.159
Withheld	1,036,956,546.82	5.841
TOTAL	17,752,684,496.06	100.000
Robert L. Reynolds
Affirmative	16,870,024,631.93	95.028
Withheld	882,659,864.13	4.972
TOTAL	17,752,684,496.06	100.000
Cornelia M. Small
Affirmative	16,872,454,042.41	95.042
Withheld	880,230,453.65	4.958
TOTAL	17,752,684,496.06	100.000
William S. Stavropoulos
Affirmative	16,721,030,252.89	94.189
Withheld	1,031,654,243.17	5.811
TOTAL	17,752,684,496.06	100.000
Kenneth L. Wolfe
Affirmative	16,858,363,618.14	94.962
Withheld	894,320,877.92	5.038
TOTAL	17,752,684,496.06	100.000

A Denotes trust-wide proposal and voting results.

27 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New Millennium Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

28

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

29 Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report 30

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

31 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International Investment
Advisors
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

NMF USAN-0706 1.786815.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Mt. Vernon Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 14, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	July 14, 2006